Barclays Bank PLC parent condensed balance sheet (Details) - GBP (£) £ in Millions	Jun. 30, 2022		Dec. 31, 2021		Jun. 30, 2021	[3]	Dec. 31, 2020
Assets
Cash and balances at central banks	£ 221,698		£ 169,085	[1]
Cash collateral and settlement balances	128,501		88,085	[1]
Loans and advances at amortised cost	180,098		145,259	[1]
Reverse repurchase agreements and other similar secured lending	1,060		3,177	[1]
Trading portfolio assets	126,896		146,871	[1]
Financial assets at fair value through the income statement	210,430		188,226	[1]
Derivative financial instruments	344,396		262,291	[1]
Financial assets at fair value through other comprehensive income	43,814		45,908	[1]
Investments in associates and joint ventures	24		24	[1]
Goodwill and intangible assets	1,656		1,449	[1]
Property, plant and equipment	1,330		1,248	[1]
Current tax assets	1,116		589	[1]
Deferred tax assets	3,052		2,981	[1]
Retirement benefit assets	5,234		3,879	[1]
Other assets	3,440		2,706	[1]
Total assets	1,272,745		1,061,778	[1]
Liabilities
Deposits at amortised cost	311,465		262,828	[1]
Cash collateral and settlement balances	123,387		79,047	[1]
Repurchase agreements and other similar secured borrowing	12,805		12,769	[1]
Debt securities in issue	68,656		48,388	[1]
Subordinated liabilities	32,241		32,185	[1]			£ 32,005
Trading portfolio liabilities	75,880		53,291	[1]
Financial liabilities designated at fair value	255,787		251,131	[1]
Derivative financial instruments	321,526		256,523	[1]
Current tax liabilities	449		688	[1]
Deferred tax liabilities	0		6	[1]
Retirement benefit liabilities	236		246	[1]
Other liabilities	8,752		7,249	[1]
Provisions	2,645		1,110	[1]
Total liabilities	1,213,829		1,005,461	[1]
Equity
Called up share capital and share premium	2,348		2,348	[1]
Other equity instruments	9,794		9,693	[1]
Other reserves	53		861	[1]
Retained earnings	46,721		43,415	[1]
Total equity	58,916	[2]	56,317	[2]	£ 53,636		£ 53,710	[3]
Total liabilities and equity	1,272,745		1,061,778	[1]
Barclays Bank PLC
Assets
Cash and balances at central banks	195,796		144,964
Cash collateral and settlement balances	89,878		75,571
Loans and advances at amortised cost	247,192		199,782
Reverse repurchase agreements and other similar secured lending	3,873		4,982
Trading portfolio assets	84,976		96,724
Financial assets at fair value through the income statement	240,618		236,577
Derivative financial instruments	295,680		234,409
Financial assets at fair value through other comprehensive income	41,479		44,163
Investments in associates and joint ventures	12		12
Investment in subsidiaries	19,338		19,134
Goodwill and intangible assets	108		109
Property, plant and equipment	121		128
Current tax assets	1,286		671
Deferred tax assets	1,763		1,679
Retirement benefit assets	5,179		3,825
Other assets	2,495		1,941
Total assets	1,229,794		1,064,671
Liabilities
Deposits at amortised cost	345,322		286,761
Cash collateral and settlement balances	83,284		56,419
Repurchase agreements and other similar secured borrowing	26,893		29,202
Debt securities in issue	50,638		32,585
Subordinated liabilities	31,694		31,875
Trading portfolio liabilities	55,518		50,116
Financial liabilities designated at fair value	284,345		291,062
Derivative financial instruments	288,032		227,991
Current tax liabilities	249		342
Deferred tax liabilities	0		6
Retirement benefit liabilities	105		104
Other liabilities	6,147		4,597
Provisions	2,334		919
Total liabilities	1,174,561		1,011,979
Equity
Called up share capital and share premium	2,348		2,348
Other equity instruments	14,500		14,400
Other reserves	(2,877)		(1,236)
Retained earnings	41,262		37,180
Total equity	55,233		52,692
Total liabilities and equity	£ 1,229,794		£ 1,064,671

[1]	2021 financial metrics have been restated to reflect the impact of the Over-issuance of Securities. See Restatement of financial statements (Note 1) on page 29 for further details.
[2]	2021 financial metrics have been restated to reflect the impact of the Over-issuance of Securities. See Restatement of financial statements (Note 1) on page 29 for further details.
[3]	2021 financial metrics have been restated to reflect the impact of the Over-issuance of Securities. See Restatement of financial statements (Note 1) on page 29 for further details.